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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

 Report for the Calendar Year or        MARCH 31, 2006
 Quarter Ended:

 Check here if Amendment [X];           Amendment Number: 1

 This Amendment (Check only one.):      [_]is a restatement.

                                        [X]adds new holdings entries.

 Institutional Investment Manager
 Filing this Report:

 Name:                                  CITADEL LIMITED PARTNERSHIP
 Address:                               131 SOUTH DEARBORN
                                        CHICAGO, IL 60603

 13F File Number:                       28-5912

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:                                  GERALD A. BEESON
 Title:                                 CHIEF FINANCIAL OFFICER
 Phone:                                 (312) 395-3121

Signature, Place, and Date of Signing:

   /s/ Gerald A. Beeson       CHICAGO, ILLINOIS             07/17/2006
 --------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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FORM 13F SUMMARY PAGE

Report Summary:

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS PUBLIC FORM 13F REPORT AND
FILED SEPARATELY WITH THE COMMISSION.

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
Number of Other Included Managers:                       0

Form 13F Information Table Entry                         1
Total:

Form 13F Information Table Value                $13,700 (thousands)
Total:

List of Other Included Managers:

NONE

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
                                                         FORM 13F

Page 1 of 1                        Name of Reporting Manager Citadel Limited Partnership                 (SEC USE ONLY)

                                                                                                            Item 8:
                                                                          Item 6:                            Voting
                                                                         Investment                        Authority
                                                                         Discretion                         (Shares)
                                                                  ------------------------              ----------------
                                              Item 4:    Item 5:           (b)
                                    Item 3:    Fair     Shares of        Shared      (c)     Item 7:
     Item 1:           Item 2:       CUSIP    Market    Principal (a)  As Defined  Shared-   Managers   (a)   (b)   (c)
 Name of Issuer     Title of Class  Number     Value     Amount   Sole in Instr. V  Other  See Instr. V Sole Shared None
 --------------     -------------- --------- ---------- --------- ---- ----------- ------- ------------ ---- ------ ----
CATALINA
  MARKETING CORP
  CMN STK..........      Cmn       148867104 13,700,079  593,077   X                           n/a       X
                                             ----------
  COLUMN TOTALS                              13,700,079
                                             ----------
  LONG MARKET
  VALUE                                      13,700,079
                                             ----------